ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

9. ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31, 2011	December 31, 2010
Accrued lease liability	$78,057	$102,667
Accrued dividends on Series A Preferred Stock	114,976	114,976
Accrued officer severance	—	169,716
Contingent tax liability	—	223,523
Compensation related accruals	210,291	55,317
Other	171,593	276,273
Total accrued liabilities	$574,917	$942,472